Convertible Preferred Stock	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Convertible Preferred Stock

7. Convertible Preferred Stock

Dividends

On May 22, 2015, the Company entered into an agreement (the “Acceleration and Conversion Agreement”) with Tang Capital Partners, L.P. (“TCP”) pursuant to which the Company and TCP agreed to accelerate the next dividend payment date from June 30, 2015 to no later than May 29, 2015, and upon payment of such dividend immediately convert the dividend shares into common stock. In connection therewith, the dividend payment date was accelerated to May 27, 2015. There were no shares of Series A convertible preferred stock (“Series A Preferred Stock”) outstanding after such date.

The Company paid dividends in additional shares of Series A Preferred Stock of 105 and 356 shares for the years ended December 31, 2015 and 2014, respectively. No dividends were paid on the Series A Preferred Stock after May 27, 2015, as all outstanding shares were converted into common stock on this date. Included in the Company’s net loss applicable to common stockholders related to the fair value of the Series A Preferred Stock dividends was $172,000 and $2,399,000 for the years ended December 31, 2015 and 2014, respectively.

Conversion

During the year ended December 31, 2015, 3,215 shares of Series A Preferred Stock were converted into 783,740 shares of common stock. There were no conversions of the Series A Preferred Stock after May 27, 2015, as all outstanding shares were converted into common stock on this date. During the year ended December 31, 2014, 166 shares of Series A Preferred Stock were converted into 40,572 shares of common stock.

Elimination

On November 6, 2015, the Company filed a Certificate Eliminating the Series A Preferred Stock from the Certificate of Incorporation of the Company with the Secretary of State of the State of Delaware, in order to eliminate from the Charter all matters set forth in the Charter, including the related certificates of designation and increase, relating to the previously issued series of preferred stock of the Company. As a result, the 15,000 shares of unissued Series A Preferred Stock were returned to the status of authorized but unissued shares of preferred stock of the Company, without designation as to series or preferences or rights. As of December 31, 2015, there were no shares of Series A Preferred Stock authorized, outstanding or issued.